Equity-accounted investees - Skillaz (Details) - RUB (₽) ₽ in Thousands	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Equity-accounted investees
Non-current assets			₽ 15,452,084	₽ 14,314,412	[1]
Current assets			7,330,188	3,810,499	[1]
Non-current liabilities			(8,386,951)	(8,975,683)	[1]
Current liabilities			(8,431,977)	(5,640,486)	[1]
Revenue			15,968,033	8,282,107		₽ 7,788,741
Total comprehensive loss			₽ 5,490,949	1,900,934		₽ 1,539,208
Skillaz
Equity-accounted investees
Total net assets				₽ (29,091)
Percentage of net assets owned				25.01%
Goodwill				₽ 158,757
Group's share of total comprehensive loss	₽ (4,864)	₽ (30,542)		(49,181)
Skillaz
Equity-accounted investees
Non-current assets				73,467
Current assets				74,005
Non-current liabilities				(49,297)
Current liabilities				(214,493)
Total net assets				₽ (116,318)
Total net assets, percent			100.00%	100.00%
Revenue	70,498	67,701		₽ 152,750
Loss from continuing operations	(19,450)	(122,118)		(196,647)
Total comprehensive loss	₽ (19,450)	₽ (122,118)		(196,647)
Capital commitments				0
Contingent liabilities				₽ 0

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).